UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / OCTOBER 31, 2009

Legg Mason Capital Management

All Cap Fund

Managed by	LEGG MASON CAPITAL MANAGEMENT

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners All Cap Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Capital Management, Inc. (“LMCM”) is the Fund’s investment manager and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s sub-administrator. LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended October 31, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s preliminary estimate for third quarter 2009 GDP growth was 2.8%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, it rose to 55.7 in October, its best reading since April 2006.

The housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.2% in August 2009 versus the prior month. This marked the fourth straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.1% in September, the eighth consecutive monthly increase.

One area that remained weak — and could hamper the magnitude of economic recovery — was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate rose to

Legg Mason Capital Management All Cap Fund	I

Letter from the chairman continued

10.2% in October 2009, its highest level in more than twenty-six years. Since December 2007, the number of unemployed has risen by approximately 8.2 million and there have been twenty-two consecutive months of job losses.

The Federal Reserve Board (“Fed”)v continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its November 2009 meeting, the Fed said that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In sharp contrast to the weakness it experienced during the second half of 2008 and much of the first quarter of 2009, the U.S. stock market, as measured by the S&P 500 Indexvii (the “Index”), generated outstanding results during the six months ended October 31, 2009. Looking back, stock prices fell sharply from September 2008 through February 2009. This was largely due to the rapidly weakening global economy, an ongoing credit crisis, turmoil in the financial markets and plunging corporate profits. Stock prices continued to decline in early March, reaching a twelve-year low on March 9th. Since that time, stocks have, overall, rallied sharply, with the Index gaining approximately 58% from the March 9th low through September 30, 2009. The Index then fell 1.86% in October, its first monthly loss since February. The market’s strong rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index returned 20.04% over the six months ended October 31, 2009.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000viii, Russell Midcapix and Russell 2000x Indices, returned 20.08%, 20.73% and 16.21%, respectively, during the six-month period ended October 31, 2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxi and Russell 3000 Valuexii Indices, returned 19.05% and 20.47%, respectively.

II	Legg Mason Capital Management All Cap Fund

Performance review

For the six months ended October 31, 2009, Class A shares of Legg Mason Capital Management All Cap Fund, excluding sales charges, returned 27.53%. The Fund’s unmanaged benchmark, the Russell 3000 Indexxiii, returned 19.77% for the same period. The Lipper Multi-Cap Core Funds Category Average1 returned 19.86% over the same time frame.

PERFORMANCE SNAPSHOT as of October 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
All Cap Fund — Class A Shares	27.53%
Russell 3000 Index	19.77%
Lipper Multi-Cap Core Funds Category Average[1]	19.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned 27.56%, Class B shares returned 26.61%, Class C shares returned 27.17% and Class I shares returned 27.51% over the six months ended October 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated August 28, 2009, as amended November 25, 2009, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 1.16%, 1.54%, 2.25%, 1.86% and 1.03%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% for Class I shares.
These expense limitations cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 822 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Capital Management All Cap Fund	III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 27, 2009

IV	Legg Mason Capital Management All Cap Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Diversification does not assure against market loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is non-diversified, which means that the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks home sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

viii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

ix

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

[x]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

xi

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Capital Management All Cap Fund	V

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of October 31, 2009 and April 30, 2009. The Fund is actively managed. As a result, the composition at the Fund’s investment is subject to change at any time.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2009 and held for the six months ended October 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	27.56%	$1,000.00	$1,275.60	1.00%	$5.74
Class A	27.53	1,000.00	1,275.30	1.29	7.40
Class B	26.61	1,000.00	1,266.10	2.14	12.22
Class C	27.17	1,000.00	1,271.70	1.64	9.39
Class I	27.51	1,000.00	1,275.10	1.03	5.91

[1]	For the six months ended October 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,020.16	1.00%	$5.09
Class A	5.00	1,000.00	1,018.70	1.29	6.56
Class B	5.00	1,000.00	1,014.42	2.14	10.87
Class C	5.00	1,000.00	1,016.94	1.64	8.34
Class I	5.00	1,000.00	1,020.01	1.03	5.24

[1]	For the six months ended October 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

October 31, 2009

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 12.1%
	Hotels, Restaurants & Leisure — 1.7%
240,000	Jack in the Box Inc.*	$4,502,400
793,795	PartyGaming PLC(a)*	2,979,937
	Total Hotels, Restaurants & Leisure	7,482,337
	Media — 4.7%
83,731	Time Warner Cable Inc.	3,302,351
358,480	Time Warner Inc.	10,797,417
268,900	Viacom Inc., Class B Shares*	7,418,951
	Total Media	21,518,719
	Multiline Retail — 1.0%
82,800	Kohl’s Corp.*	4,737,816
	Specialty Retail — 4.7%
107,400	CarMax Inc.*	2,112,558
1,163,275	Chico’s FAS Inc.*	13,901,136
239,800	Staples Inc.	5,203,660
	Total Specialty Retail	21,217,354
	TOTAL CONSUMER DISCRETIONARY	54,956,226
CONSUMER STAPLES — 2.1%
	Beverages — 2.1%
260,200	Hansen Natural Corp.*	9,406,230
ENERGY — 6.1%
	Energy Equipment & Services — 3.4%
179,600	Baker Hughes Inc.	7,555,772
196,300	National-Oilwell Varco Inc.*	8,046,337
	Total Energy Equipment & Services	15,602,109
	Oil, Gas & Consumable Fuels — 2.7%
34,300	Apache Corp.	3,228,316
102,500	ConocoPhillips	5,143,450
88,900	XTO Energy Inc.	3,694,684
	Total Oil, Gas & Consumable Fuels	12,066,450
	TOTAL ENERGY	27,668,559
FINANCIALS — 19.6%
	Capital Markets — 6.3%
183,236	Blackstone Group LP	2,459,027
28,500	Goldman Sachs Group Inc.	4,849,845
159,900	Morgan Stanley	5,135,988
134,600	State Street Corp.	5,650,508
551,966	TD Ameritrade Holding Corp.*	10,652,944
	Total Capital Markets	28,748,312

See Notes to Financial Statements.

4	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND
SHARES	SECURITY	VALUE

	Commercial Banks — 1.0%
246,300	SunTrust Banks Inc.	$4,706,793
	Consumer Finance — 2.8%
344,100	Capital One Financial Corp.	12,594,060
	Diversified Financial Services — 2.9%
282,828	Bank of America Corp.	4,123,632
210,431	JPMorgan Chase & Co.	8,789,703
	Total Diversified Financial Services	12,913,335
	Insurance — 6.1%
70,500	Allstate Corp.	2,084,685
164,700	Assurant Inc.	4,929,471
889,700	Assured Guaranty Ltd.	14,751,226
500,000	Genworth Financial Inc., Class A Shares*	5,310,000
1,550,000	Syncora Holdings Ltd.*	527,000
	Total Insurance	27,602,382
	Thrifts & Mortgage Finance — 0.5%
550,000	MGIC Investment Corp.*	2,370,500
	TOTAL FINANCIALS	88,935,382
HEALTH CARE — 6.7%
	Biotechnology — 1.8%
510,859	Amylin Pharmaceuticals Inc.*	5,639,884
136,100	Human Genome Sciences Inc.*	2,543,709
	Total Biotechnology	8,183,593
	Health Care Providers & Services — 4.9%
168,423	Aetna Inc.	4,384,051
60,900	McKesson Corp.	3,576,657
253,989	UnitedHealth Group Inc.	6,591,014
161,500	WellPoint Inc.*	7,551,740
	Total Health Care Providers & Services	22,103,462
	TOTAL HEALTH CARE	30,287,055
INDUSTRIALS — 12.7%
	Aerospace & Defense — 3.3%
114,300	Goodrich Corp.	6,212,205
36,700	Lockheed Martin Corp.	2,524,593
36,200	Northrop Grumman Corp.	1,814,706
71,300	United Technologies Corp.	4,381,385
	Total Aerospace & Defense	14,932,889
	Air Freight & Logistics — 1.0%
79,800	United Parcel Service Inc., Class B Shares	4,283,664
	Airlines — 1.8%
679,800	Delta Air Lines Inc.*	4,853,772

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

October 31, 2009

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND
SHARES	SECURITY	VALUE

	Airlines — 1.8% continued
478,889	UAL Corp.*	$3,117,567
	Total Airlines	7,971,339
	Commercial Services & Supplies — 0.2%
35,920	Republic Services Inc.	930,687
	Electrical Equipment — 0.6%
69,500	Emerson Electric Co.	2,623,625
	Industrial Conglomerates — 1.9%
118,600	3M Co.	8,725,402
	Machinery — 1.5%
64,300	Caterpillar Inc.	3,540,358
72,500	Deere & Co.	3,302,375
	Total Machinery	6,842,733
	Professional Services — 0.6%
104,500	Equifax Inc.	2,861,210
	Road & Rail — 1.8%
875,489	Hertz Global Holdings Inc.*	8,150,803
	TOTAL INDUSTRIALS	57,322,352
INFORMATION TECHNOLOGY — 31.1%
	Communications Equipment — 2.1%
345,000	Nokia Oyj, ADR	4,350,450
249,400	Polycom Inc.*	5,354,618
	Total Communications Equipment	9,705,068
	Computers & Peripherals — 7.6%
1,065,900	EMC Corp.*	17,555,373
138,200	International Business Machines Corp.	16,668,302
	Total Computers & Peripherals	34,223,675
	Electronic Equipment, Instruments & Components — 2.8%
212,400	Avnet Inc.*	5,263,272
557,405	Jabil Circuit Inc.	7,458,079
	Total Electronic Equipment, Instruments & Components	12,721,351
	Internet Software & Services — 2.6%
252,000	eBay Inc.*	5,612,040
377,400	Yahoo! Inc.*	6,000,660
	Total Internet Software & Services	11,612,700
	Semiconductors & Semiconductor Equipment — 6.5%
335,000	Avago Technologies Ltd.*	5,025,000
1,892,485	Micron Technology Inc.*	12,849,973
502,870	Texas Instruments Inc.	11,792,302
	Total Semiconductors & Semiconductor Equipment	29,667,275

See Notes to Financial Statements.

6	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND
SHARES	SECURITY	VALUE

	Software — 9.5%
183,134	MICROS Systems Inc.*	$4,929,967
478,500	Nuance Communications Inc.*	6,273,135
575,947	Playtech Ltd.(a)	3,393,938
565,781	Red Hat Inc.*	14,602,808
439,800	Symantec Corp.*	7,731,684
558,300	Take-Two Interactive Software Inc.*	6,124,551
	Total Software	43,056,083
	TOTAL INFORMATION TECHNOLOGY	140,986,152
MATERIALS — 2.5%
	Chemicals — 2.5%
537,000	Nalco Holding Co.	11,357,550
TELECOMMUNICATION SERVICES — 0.8%
	Diversified Telecommunication Services — 0.8%
137,300	AT&T Inc.	3,524,491
UTILITIES — 5.7%
	Independent Power Producers & Energy Traders — 5.7%
1,687,300	AES Corp.*	22,053,011
751,225	RRI Energy Inc.*	3,958,956
	TOTAL UTILITIES	26,011,967
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $460,222,393)	450,455,964
FACE AMOUNT
SHORT-TERM INVESTMENT — 0.4%
	Repurchase Agreement — 0.4%
$2,015,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $2,015,012; (Fully collateralized by various U.S. government & agency obligations, 2.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $2,055,301) (Cost — $2,015,000)	2,015,000
	TOTAL INVESTMENTS — 99.8% (Cost — $462,237,393#)	452,470,964
	Other Assets in Excess of Liabilities — 0.2%	811,049
	TOTAL NET ASSETS — 100.0%	$453,282,013

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

October 31, 2009

ASSETS:
Investments, at value (Cost — $462,237,393)	$452,470,964
Cash	721
Receivable for securities sold	1,801,288
Dividends and interest receivable	351,757
Receivable for Fund shares sold	49,027
Prepaid expenses	34,234
Total Assets	454,707,991
LIABILITIES:
Payable for Fund shares repurchased	672,349
Investment management fee payable	288,701
Distribution fees payable	138,688
Trustees’ fees payable	14,329
Payable for securities purchased	524
Accrued expenses	311,387
Total Liabilities	1,425,978
TOTAL NET ASSETS	$453,282,013
NET ASSETS:
Par value (Note 6)	$775
Paid-in capital in excess of par value	1,081,272,426
Accumulated net investment loss	(394,487)
Accumulated net realized loss on investments and foreign currency transactions	(617,833,592)
Net unrealized depreciation on investments and foreign currencies	(9,763,109)
TOTAL NET ASSETS	$453,282,013
Shares Outstanding:
Class 1	28,049,326
Class A	30,074,190
Class B	7,628,868
Class C	11,707,902
Class I	42,422
Net Asset Value:
Class 1 (and redemption price)	$5.97
Class A (and redemption price)	$5.93
Class B*	$5.52
Class C*	$5.57
Class I (and redemption price)	$5.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$6.29

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended October 31, 2009

INVESTMENT INCOME:
Dividends	$1,935,990
Interest	1,370
Less: Foreign taxes withheld	(2,649)
Total Investment Income	1,934,711
EXPENSES:
Investment management fee (Note 2)	1,550,567
Transfer agent fees (Note 5)	928,070
Distribution fees (Notes 2 and 5)	750,512
Shareholder reports (Note 5)	44,947
Registration fees	33,592
Legal fees	27,164
Trustees’ fees	19,863
Audit and tax	15,235
Insurance	5,428
Custody fees	3,238
Miscellaneous expenses	3,997
Total Expenses	3,382,613
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(468,957)
Net Expenses	2,913,656
NET INVESTMENT LOSS	(978,945)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(15,490,116)
Foreign currency transactions	(1,135)
Net Realized Loss	(15,491,251)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	117,851,688
Foreign currencies	1,732
Change in Net Unrealized Appreciation/Depreciation	117,853,420
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	102,362,169
INCREASE IN NET ASSETS FROM OPERATIONS	$101,383,224

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	9

Statements of changes in net assets

FOR THE SIX MONTHS ENDED OCTOBER 31, 2009 (unaudited) AND THE YEAR ENDED APRIL 30, 2009	October 31	April 30
OPERATIONS:
Net investment income (loss)	$(978,945)	$642,309
Net realized loss	(15,491,251)	(408,729,499)
Change in net unrealized appreciation/depreciation	117,853,420	139,357,613
Increase (Decrease) in Net Assets From Operations	101,383,224	(268,729,577)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	10,988,706	30,617,187
Cost of shares repurchased	(34,634,263)	(142,822,109)
Decrease in Net Assets From Fund Share Transactions	(23,645,557)	(112,204,922)
INCREASE (DECREASE) IN NET ASSETS	77,737,667	(380,934,499)
NET ASSETS:
Beginning of period	375,544,346	756,478,845
End of period*	$453,282,013	$375,544,346
* Includes accumulated net investment loss and undistributed net investment income, respectively, of:	$(394,487)	$584,458

See Notes to Financial Statements.

10	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2009[2]	2009	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.68	$7.51	$10.36	$10.41
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	(0.00)[4]	0.02	0.01	0.00 [4]
Net realized and unrealized gain (loss)	1.29	(2.85)	(2.86)	(0.05)
Total income (loss) from operations	1.29	(2.83)	(2.85)	(0.05)
NET ASSET VALUE, END OF PERIOD	$5.97	$4.68	$ 7.51	$10.36
Total return[5]	27.56%	(37.68)%	(27.51)%	(0.48)%
NET ASSETS, END OF PERIOD (000s)	$167,421	$138,231	$267,372	$450,886
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.21%[6]	1.16%	0.93%	1.06%[6,7]
Net expenses	1.00 [6,8,9]	1.00 [8,9]	0.90 [8,9]	1.06 [6,7]
Net investment income (loss)	(0.12)[6]	0.45	0.14	0.08 [6]
PORTFOLIO TURNOVER RATE	12%	59%	25%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2009 (unaudited).

[3]	For the period February 2, 2007 (inception date) to April 30, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.06%.

[8]

As a result of an expense limitation, effective July 30, 2007 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed Class A shares’ total net annual operating expenses less the 12b-1 fee differential of 0.25%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	11

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2009	2008	2007	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.65	$7.49	$10.36	$9.42	$8.02	$7.96
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	(0.01)	0.01	(0.01)	0.01	0.01	0.01
Net realized and unrealized gain (loss)	1.29	(2.85)	(2.86)	0.93	1.39	0.05
Total income (loss) from operations	1.28	(2.84)	(2.87)	0.94	1.40	0.06
NET ASSET VALUE, END OF PERIOD	$5.93	$4.65	$7.49	$10.36	$9.42	$8.02
Total return[4]	27.53%	(37.92)%	(27.70)%	9.98%	17.46%	0.75%
NET ASSETS, END OF PERIOD (000s)	$178,194	$144,443	$273,593	$443,226	$91,562	$84,629
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.50%[5]	1.54%	1.26%	1.20%[6]	1.21%[7]	1.20%
Net expenses[8]	1.29 [5]	1.28 [9]	1.15 [9]	1.18 [6,9,10]	1.19 [7,10]	1.18 [10]
Net investment income (loss)	(0.42)[5]	0.18	(0.11)	0.14	0.06	0.14
PORTFOLIO TURNOVER RATE	12%	59%	25%	81%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.18% and 1.16%, respectively.

[7]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been 1.20% and 1.19%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.16%.

[10]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.40%.

See Notes to Financial Statements.

12	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2009	2008	2007	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.36	$7.06	$9.84	$9.02	$7.74	$7.73
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.03)	(0.03)	(0.08)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	1.19	(2.67)	(2.70)	0.87	1.34	0.06
Total income (loss) from operations	1.16	(2.70)	(2.78)	0.82	1.28	0.01
NET ASSET VALUE, END OF PERIOD	$5.52	$4.36	$7.06	$9.84	$9.02	$7.74
Total return[4]	26.61%	(38.24)%	(28.25)%	9.09%	16.54%	0.13%
NET ASSETS, END OF PERIOD (000s)	$42,148	$36,847	$89,574	$218,812	$71,865	$73,331
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.36%[5]	2.25%	2.10%	1.93%[6]	1.97%[7]	1.97%
Net expenses[8]	2.14 [5]	2.00 [9]	1.92 [9]	1.90 [6,9,10]	1.95 [7,10]	1.94 [10]
Net investment loss	(1.27)[5]	(0.55)	(0.90)	(0.53)	(0.70)	(0.62)
PORTFOLIO TURNOVER RATE	12%	59%	25%	81%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.91% and 1.88%, respectively.

[7]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been 1.96% and 1.95%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares did not exceed 1.93%.

[10]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares did not exceed 2.15%.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2009	2008	2007	2006[3]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.38	$7.09	$9.86	$9.03	$7.74	$7.74
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.02)	(0.01)	(0.07)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	1.21	(2.70)	(2.70)	0.87	1.35	0.05
Total income (loss) from operations	1.19	(2.71)	(2.77)	0.83	1.29	0.00 [4]
NET ASSET VALUE, END OF PERIOD	$5.57	$4.38	$7.09	$9.86	$9.03	$7.74
Total return[5]	27.17%	(38.22)%	(28.09)%	9.19%	16.67%	0.00%
NET ASSETS, END OF PERIOD (000s)	$65,265	$55,813	$125,841	$266,870	$190,538	$215,024
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.85%[6]	1.86%	1.79%	1.85%[7]	1.93%[8]	1.95%
Net expenses	1.64 [6,9]	1.71 [9]	1.79	1.85 [7,9,10]	1.91 [8,9,10]	1.92 [9,10]
Net investment loss	(0.76)[6]	(0.26)	(0.77)	(0.40)	(0.65)	(0.60)
PORTFOLIO TURNOVER RATE	12%	59%	25%	81%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 1.83%.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been 1.93% and 1.90%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.15%.

See Notes to Financial Statements.

14	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2009	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.69	$7.51	$10.26
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	(0.00)[4]	0.04	0.02
Net realized and unrealized gain (loss)	1.29	(2.86)	(2.77)
Total income (loss) from operations	1.29	(2.82)	(2.75)
NET ASSET VALUE, END OF PERIOD	$5.98	$4.69	$7.51
Total return[5]	27.51%	(37.55)%	(26.80)%
NET ASSETS, END OF PERIOD (000s)	$254	$210	$99
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.26%[6]	0.99%	0.90%[6]
Net expenses	1.03 [6,7,8]	0.61 [7]	0.90 [6]
Net investment income (loss)	(0.15)[6]	0.79	0.49 [6]
PORTFOLIO TURNOVER RATE	12%	59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2009 (unaudited).

[3]	For the period October 2, 2007 (inception date) to April 30, 2008.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (formerly known as Legg Mason Partners All Cap Fund) (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through December 21, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:
Consumer discretionary	$51,976,289	$2,979,937	—	$54,956,226
Information technology	137,592,214	3,393,938	—	140,986,152
Other common stocks†	254,513,586	—	—	254,513,586
Total long-term investments	444,082,089	6,373,875	—	450,455,964
Short-term investment†	—	2,015,000	—	2,015,000
Total investments	$444,082,089	$8,388,875	—	$452,470,964

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts,

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax

18	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Capital Management, Inc. (“LMCM”) is the Fund’s investment manager and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the sub-administrator to the Fund. LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.65% of the Fund’s average daily net assets in excess of $2 billion.

Effective January 1, 2009, LMCM had voluntarily agreed to waive its entire management fee until June 30, 2009. For the period May 1, 2009 through June 30, 2009, LMCM waived its management fee in the amount of $468,940.

LMPFA provides certain administrative services to the Fund pursuant to a sub-administration agreement between LMCM and LMPFA. LMCM, not the Fund, pays LMPFA for its services as sub-administrator.

Effective July 30, 2007 through December 31, 2011, the Fund’s Class 1 shares have an expense limitation in place, which covers operating expenses other than interest, brokerage, taxes and extraordinary expenses, to the extent necessary so that total net annual operating expenses of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 fee differential of 0.25%.

Effective September 18, 2009 through December 31, 2011, the Fund’s Class I shares have an expense limitation in place, which covers operating expenses other than interest, brokerage, taxes and extraordinary expenses, to the extent necessary so that total net annual operating expenses of Class I shares will not exceed 1.00%.

These expense limitations cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

During the six months ended October 31, 2009, LMCM waived and/or reimbursed expenses in the amount of $17.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2009, LMIS and its affiliates received sales charges of approximately $33,000 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$11,000	$0	*

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. This change will have no effect on fees previously deferred. As of October 31, 2009, the Fund had accrued $6,828 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

20	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

3. Investments

During the six months ended October 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$52,963,239
Sales	77,259,873

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$70,935,836
Gross unrealized depreciation	(80,702,265)
Net unrealized depreciation	$(9,766,429)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended October, 2009, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended October 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*
Class 1	—	$365,175	$8,847
Class A	$215,494	415,328	17,506
Class B	211,748	122,752	5,704
Class C	323,270	24,189	8,330
Class I	—	626	6
Total	$750,512	$928,070	$40,393

*	For the period April 1, 2009 through September 8, 2009. Subsequent to September 8, 2009, these expenses were accrued as common fund expenses.

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

For the six months ended October 31, 2009, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$172,771
Class A	181,236
Class B	45,545
Class C	69,123
Class I	282
Total	$468,957

6. Shares of beneficial interest

At October 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED OCTOBER 31, 2009		YEAR ENDED APRIL 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares sold	85,635	$504,393	—	—
Shares repurchased	(1,575,434)	(8,952,618)	(6,051,164)	$(32,414,972)
Net decrease	(1,489,799)	$(8,448,225)	(6,051,164)	$(32,414,972)
Class A
Shares sold	1,500,594	$8,410,041	4,579,071	$25,221,780
Shares repurchased	(2,472,756)	(13,895,711)	(10,051,241)	(55,057,819)
Net decrease	(972,162)	$(5,485,670)	(5,472,170)	$(29,836,039)
Class B
Shares sold	298,456	$1,552,567	841,485	$3,977,419
Shares repurchased	(1,129,177)	(5,910,309)	(5,063,917)	(27,479,196)
Net decrease	(830,721)	$(4,357,742)	(4,222,432)	$(23,501,777)
Class C
Shares sold	96,039	$515,926	261,072	$1,179,702
Shares repurchased	(1,117,843)	(5,855,552)	(5,291,845)	(27,772,552)
Net decrease	(1,021,804)	$(5,339,626)	(5,030,773)	$(26,592,850)
Class I
Shares sold	927	$5,779	55,405	$238,286
Shares repurchased	(3,325)	(20,073)	(23,715)	(97,570)
Net increase (decrease)	(2,398)	$(14,294)	31,690	$140,716

22	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

7. Capital loss carryforward

As of April 30, 2009, the Fund had a net capital loss carryforward of approximately $413,486,367, of which $26,625,535 expires in 2010, $107,422,781 expires in 2011, $11,972,942 expires in 2012, $221,005 expires in 2013 and $267,244,104 expires in 2017. These amounts will be available to offset any future taxable gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant

24	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of

Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report	25

funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

26	Legg Mason Capital Management All Cap Fund 2009 Semi-Annual Report

Legg Mason Capital Management All Cap Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Capital Management

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Capital Management All Cap Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management All Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010552 12/09 SR09-954

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: December 30, 2009

By:	/s/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: December 30, 2009